Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,163	$ 1,142
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	424	430
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	509	476
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	230	236
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	107	141
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	19
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	86	84
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11	38
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,056	1,001
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	414	411
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	423	392
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 219	$ 198